Accounts receivable - Net: Additional information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Apr. 01, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 1,358,227,000	$ 1,003,793,000
Points to add interest rate	1.25%	1.25%
Increase in impairment allowance for accounts receivable	$ 154,417.000	$ 154,417,000
Accounts receivables	1,458,653,000	1,195,559,000
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	474,854,000	580,914,000
Unimpaired past due | Three months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	189,721,000	209,003,000
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	217,085,000	264,682,000
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 547,810,000	$ 615,223,000
Banco Popular De Puerto Rico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate			0.50%	0.50%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate	7.00%
Notes received pledged	$ 185,140,000
Term of guaranteed notes receivable	1 year 6 months
Increase in impairment allowance for accounts receivable	$ 70,470,000
Accounts receivables	65,452,000
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notes received pledged	60,617,000
Increase in impairment allowance for accounts receivable	33,105,000
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable	$ 50,842,000
International passenger traffic (in percent)	70.00%
Domestic traffic (in percent)	80.00%	85.00%